Provisions for liabilities and charges	12 Months Ended
Dec. 31, 2020
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Provisions for liabilities and charges
22. Provisions for liabilities and charges

The movements in 2020 and 2019 were as follows:

	Property £m	Other £m	Total £m
1 January 2019	118.7	193.0	311.7
Charged to the income statement	39.5	7.6	47.1
Acquisitions 1	–	0.7	0.7
Utilised	(1.2)	(12.2)	(13.4)
Released to the income statement	(10.3)	(6.9)	(17.2)
Other movements 2	(58.4)	9.2	(49.2)
Transfer to disposal group classified as held for sale	(6.2)	(18.4)	(24.6)
Exchange adjustments	(0.6)	(6.7)	(7.3)
31 December 2019	81.5	166.3	247.8
Charged to the income statement	14.8	50.4	65.2
Acquisitions 1	–	0.7	0.7
Utilised	(1.6)	(17.0)	(18.6)
Released to the income statement	(1.5)	(15.0)	(16.5)
Other movements	(15.0)	48.7	33.7
Exchange adjustments	(1.5)	(4.5)	(6.0)
31 December 2020	76.7	229.6	306.3

Notes
1
Acquisitions include £0.4 million (2019: £0.7 million) of provisions arising from revisions to fair value adjustments related to the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.

2	I n 2019, other movements include transfers of property provisions related to property leases which are now recognised in right-of-use assets, and certain long-term employee benefits.

The Company and various of its subsidiaries are, from time to time, parties to legal proceedings and claims which arise in the ordinary course of business. The Directors do not anticipate that the outcome of these proceedings and claims will have a material adverse effect on the Group’s financial position or on the results of its operations.